RELATED PARTIES BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended		24 Months Ended
	Jan. 31, 2017	Nov. 30, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Feb. 10, 2014	Dec. 31, 2013	Apr. 30, 2012
Related Party Transaction [Line Items]
Proceeds from related party debt			$ 340
Interest expense			10
Shareholder [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument face amount	$ 57
Debt instrument interest rate	16.00%
Repayment of related party debt	$ 150
Shareholder [Member] | April 2012 Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount						$ 22		$ 27
Debt instrument interest rate						4.00%		3.00%
Repayment of related party debt		$ 20
Debt instrument, first payment								$ 20
Debt instrument, second payment								$ 7
Interest expense			1
Shareholder [Member] | December 2013 Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount			892	728
Debt instrument interest rate							8.00%
Interest expense			72	50
Shareholder [Member] | December 2016 Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount			$ 340
Debt instrument interest rate			16.00%
Interest expense			$ 9
Shareholder [Member] | December 2016 Loan [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	57
Repayment of related party debt	$ 150
Shareholder [Member] | December 2016 Loan [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate			4.00%
Consultant [Member] | Chief Medical Officer [Member]
Related Party Transaction [Line Items]
Monthly salary			$ 3
Related party expenses			20
Consultant [Member] | Chief Scientific Officer [Member]
Related Party Transaction [Line Items]
Related party expenses			29	56
Consultant [Member] | Legal Consultant [Member]
Related Party Transaction [Line Items]
Related party expenses				15
Consultant [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party expenses			220	$ 212
Debt instrument, amount forgiven			304
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Monthly salary					$ 16,000
Gross proceeds require to trigger Qualified Financing Bonus			$ 10,000